OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 11. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2015	2016
Loans receivable - current	64	65
Less: Allowance for loans receivable - current	(28)	(28)
Other receivables (Note 4)	9	1,062
Other	226	151
	$271	$1,250

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2014, 2015 and 2016:

(in US$ thousands)	2014	2015	2016
Balance at beginning of year	$3,394	$27	$28
Writes-offs	(3,359)	—	—
Reversal for collection of bad debt	—	2	—
Translation adjustment	(8)	(1)	—
Balance at end of year	$27	$28	$28